Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000191101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,013	$ 10,255	$ 10,731	$ 11,072	$ 11,762	$ 11,322	$ 11,086	$ 11,538	$ 11,631	$ 12,082
C000051334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — including sales load
Accumulated Value	9,900		9,901	10,160	10,616	10,947	11,610	11,149	10,891	11,293	11,366	11,775
C000024644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		9,929	10,101	10,475	10,731	11,285	10,756	10,429	10,744	10,814	11,191
C000024642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Accumulated Value	9,550		9,565	9,815	10,246	10,575	11,205	10,759	10,510	10,910	10,981	11,364
Morningstar Municipal National Long Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal National Long Funds Average
Accumulated Value	10,000		9,979.963	10,268.55459	10,777.34709	11,074.21558	11,872.91238	11,306.87365	11,041.07393	11,506.94211	11,672.81468	12,122.85771
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,055.258	$ 10,309.69927	$ 10,838.06104	$ 11,247.21952	$ 11,842.18281	$ 11,414.61251	$ 11,390.06996	$ 11,769.99713	$ 11,976.67004	$ 12,494.65144